Land, furniture and equipment - Net: (Details Textual) - MXN ($) $ in Thousands	2 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Depreciation expense			$ 1,760,741	$ 1,166,114	$ 529,660
Aerostar [Member]
Depreciation expense		$ 20,697	40,410
Airplan [Member]
Depreciation expense	$ 175		1,066
Land, furniture and equipment
Depreciation expense			$ 44,298	$ 22,903	$ 3,822